INVENTORIES	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 7:-INVENTORIES

	December 31,
	2020	2019

Raw materials	$1,299	$1,264
Finished goods	11,287	9,404

	$12,586	$10,668

As of December 31, 2020 and 2019, the finished products line item above includes deferral of the cost of goods sold for which revenue was not yet recognized in the amount of approximately $ 4,246 and $ 2,958, respectively.